                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4448

                 ----------------------------------------------

                             UBS Master Series, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: February 29, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS MONEY MARKET FUND
ANNUAL REPORT
FEBRUARY 29, 2004

UBS MONEY MARKET FUND

April 14, 2004

DEAR SHAREHOLDER,

We present you with the annual report for the UBS Money Market Fund for the fiscal year ended February 29, 2004.

PERFORMANCE

The seven-day current yield for the Fund's Class A shares as of February 29, 2004, was 0.52% (after fee waivers and/or expense reimbursements), down from 0.56% (after fee waivers) at the Fund's prior fiscal year end on February 28, 2003. (For more information on the Fund's performance, refer to Performance At A Glance on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector. In the second quarter of 2003, gross domestic product (GDP) came in at 3.3%, up from 1.4% in the prior quarter. A third quarter 2003 GDP figure of 8.2% followed; this number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. While fourth quarter GDP came in at a lower-than-expected 4.1%, it was still viewed as a solid gain.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Since cutting short-term interest rates on June 25, 2003, to 1.00%--its lowest level since 1958 the Fed has held rates steady. In a statement released after its most recent meeting on March 15, 2004, the Fed implied that this would, for now, be its continued course. Acknowledging that new hiring has lagged, and given its view that the probability of a fall in inflation or a rise in deflation was nearly equal, the Fed noted that it would "be patient in removing its policy accommodation." The market interpreted the Fed's comments to mean that rates would remain on hold pending several months of strong employment gains.


[SIDENOTE]

UBS MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER:
Michael H. Markowitz

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
Class A--July 1, 1991
Class B--September 26, 1986
Class C--July 14, 1992

DIVIDEND PAYMENT:
Monthly

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities were used to lock in higher yields as interest rates fell, while our shorter-term securities provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity for the Fund. Most notably, this focus involved shifting more of the Fund's holdings into commercial paper, as spreads in these investments grew more attractive in the healthier credit environment that characterized the period. At period end, commercial paper was the largest position in the Fund. We also added positions in repurchase agreements, certificates of deposit and short-term corporate obligations in an effort to increase the Fund's overall diversification.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Looking ahead, we are fairly positive with regard to growth prospects for the economy. However, the extent to which growth occurs could depend on a major contingency: job growth. Although the economy appears to be on solid footing, it has not yet triggered a significant increase in jobs. With approximately 70% of the economy driven by the consumer, continued high unemployment could hurt consumer confidence and temper economic expansion in 2004.

   Given the current environment, we expect to continue employing a barbell strategy in order to lock in higher rates. Maintaining a high-quality portfolio will also be of paramount importance, as we seek to meet our investment goal of providing current income consistent with preservation of capital and liquidity.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com/global-us.

Sincerely,


/s/ Joseph A. Varnas                      /s/ Michael H. Markowitz
JOSEPH A. VARNAS                          MICHAEL H. MARKOWITZ
PRESIDENT                                 PORTFOLIO MANAGER
UBS Money Market Fund                     UBS Money Market Fund
MANAGING DIRECTOR                         MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.     UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended February 29, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

SEVEN-DAY CURRENT YIELD*              2/29/04          8/31/03           2/28/03
--------------------------------------------------------------------------------
Class A Shares                         0.52%            0.67%             0.56%
Class B Shares                         0.27             0.16              0.10
Class C Shares                         0.10             0.10              0.32

PORTFOLIO STATISTICS

CHARACTERISTICS                      2/29/04           8/31/03          2/28/03
--------------------------------------------------------------------------------
Weighted Average Maturity**           46 days           32 days          24 days
Average Credit Quality             First Tier        First Tier       First Tier
Net Assets (mm)                         $33.8             $53.1            $75.5

SECTOR ALLOCATION***                     2/29/04          8/31/03        2/28/03
--------------------------------------------------------------------------------
Commercial Paper                          38.4%            29.5%            23.9%
U.S. Government & Agency                  35.3             63.9             70.8
Certificates of Deposit                   11.8              0.0              0.0
Short-Term Corporate Obligations           8.9              0.0              0.0
Repurchase Agreements                      6.2              0.0              0.0
Money Market Funds                         1.7              7.0              6.3
Liabilities in Excess of Other Assets     (2.3)            (0.4)            (1.0)
TOTAL                                    100.0%           100.0%           100.0%

* Yields will fluctuate and reflect fee waivers and/or expense reimbursements. Performance data quoted represent past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 29, 2004

  PRINCIPAL
    AMOUNT                                               MATURITY              INTEREST
    (000)                                                 DATES                 RATES               VALUE
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--35.28%
  $      700    U.S. Treasury Bills                     05/06/04                0.910%@           $    698,832
         400    Federal Home Loan Bank                  03/08/05                1.500                  400,000
         500    Federal Home Loan Mortgage Corp.        03/01/05                1.420                  500,000
       4,700    Federal Home Loan Mortgage Corp.        03/01/04 to             0.970 to
                                                        12/15/04                1.140@               4,692,380
         300    Federal National Mortgage
                  Association                           03/29/05                1.400                  300,000
       5,340    Federal National Mortgage               03/03/04 to             1.055 to
                  Association                           12/10/04                1.150@               5,334,414
Total U.S. Government and Agency Obligations
  (cost--$11,925,626)                                                                               11,925,626
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.83%
  BANKING-NON-U.S.--10.35%
--------------------------------------------------------------------------------------------------------------
       1,000    BNP Paribas                             05/10/04                1.050*                 999,798
       1,000    Deutsche Bank AG                        04/08/04                1.070                1,000,000
         500    Fortis Bank NV                          03/15/04                1.029*                 499,882
       1,000    Natexis Banque Populaires               04/06/04                1.070                1,000,000
                                                                                                     3,499,680
  BANKING-U.S.--1.48%
--------------------------------------------------------------------------------------------------------------
         500    Danske Bank                             03/15/04                1.024*                 499,921
Total Certificates of Deposit
  (cost--$3,999,601)                                                                                 3,999,601
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--38.36%
  ASSET BACKED-BANKING--2.95%
--------------------------------------------------------------------------------------------------------------
       1,000    Atlantis One Funding Corp.              05/04/04                1.080                  998,080
  ASSET BACKED-FINANCE--2.51%
--------------------------------------------------------------------------------------------------------------
         850    CC (USA), Inc.                          05/25/04                1.050                  847,893
  ASSET BACKED-MISCELLANEOUS--15.97%
--------------------------------------------------------------------------------------------------------------
       1,000    Falcon Asset Securitization Corp.       03/11/04                1.030                  999,714
       1,000    Galaxy Funding, Inc.                    03/16/04                1.090                  999,546
         800    Giro Multi-Funding Corp.                03/22/04                1.030                  799,519
       1,000    Grampian Funding LLC                    04/20/04                1.040                  998,556
         800    Preferred Receivables Funding Corp.     03/15/04                1.030                  799,679
         800    Thunderbay Funding                      03/22/04                1.030                  799,519
                                                                                                     5,396,533

  PRINCIPAL
    AMOUNT                                              MATURITY              INTEREST
    (000)                                                 DATES                 RATES               VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
  BANKING-NON-U.S.--4.43%
--------------------------------------------------------------------------------------------------------------
  $    1,000    Depfa Bank PLC                          03/12/04                1.100%            $    999,664
         500    Northern Rock PLC                       04/26/04                1.040                  499,191
                                                                                                     1,498,855
  BANKING-U.S.--2.96%
--------------------------------------------------------------------------------------------------------------
       1,000    Dexia Delaware LLC                      03/22/04                1.040                  999,393
  BROKERAGE--6.58%
--------------------------------------------------------------------------------------------------------------
         925    Credit Suisse First Boston, Inc.        03/16/04                1.040                  924,599
         800    Greenwich Capital Holdings, Inc.        04/05/04                1.030                  799,199
         500    Merrill Lynch & Co., Inc.               03/04/04                1.030                  499,957
                                                                                                     2,223,755
  UTILITIES--2.96%
--------------------------------------------------------------------------------------------------------------
       1,000    RWE AG                                  03/23/04                1.030                  999,371
Total Commercial Paper
  (cost--$12,963,880)                                                                               12,963,880
SHORT-TERM CORPORATE OBLIGATIONS*--8.88%
   ASSET BACKED-FINANCE--2.96%
--------------------------------------------------------------------------------------------------------------
       1,000    Dorada Finance, Inc.                    03/15/04                1.049                  999,869
   AUTOMOBILE OEM--2.96%
--------------------------------------------------------------------------------------------------------------
       1,000    Toyota Motor Credit Corp.               03/01/04                1.193                1,000,715
   BANKING-NON-U.S.--2.96%
--------------------------------------------------------------------------------------------------------------
       1,000    HBOS Treasury Services PLC              03/15/04                1.220                1,001,087
Total Short-Term Corporate Obligations
  (cost--$3,001,671)                                                                                 3,001,671
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.21%
       2,100    Repurchase Agreement dated 02/27/04
                  with Deutsche Bank Securities, Inc.,
                  collateralized by $2,138,000
                  Federal National Mortgage
                  Association, zero coupon due
                  09/10/04; (value--$2,138,000);
                  proceeds: $2,100,180
                  (cost--$2,100,000)                    03/01/04                1.030                2,100,000

  NUMBER OF
    SHARES                                              MATURITY              INTEREST
    (000)                                                 DATE                  RATE                VALUE
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--1.74%
         589    AIM Liquid Assets Portfolio
                 (cost--$588,661)                       03/01/04                0.970%+           $    588,661
Total Investments (cost--$34,579,439 which
  approximates cost for federal income tax
  purposes)--102.30%                                                                                34,579,439
Liabilities in excess of other assets--(2.30)%                                                        (777,879)
Net Assets (applicable to 15,387,152, 13,231,478
  and 5,179,147 shares of Class A, Class B and
  Class C, respectively, each equivalent to
  $1.00 per share)--100.00%                                                                       $ 33,801,560

@    Interest rates shown are the discount rates at date of purchase.

OEM  Original Equipment Manufacturer.

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of February 29, 2004.

+    Interest rate shown reflects yield at February 29, 2004.

                      Weighted average maturity -- 46 days

                 See accompanying notes to financial statements

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                          FOR THE YEAR
                                                                              ENDED
                                                                        FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                      $   632,878
EXPENSES:
Investment advisory and administration fees                                       282,224
Service fees-Class A                                                               61,116
Distribution and service fees-Class B                                             181,299
Distribution and service fees-Class C                                              58,690
Transfer agency and related services fees                                          81,824
Reports and notices to shareholders                                                80,052
State registration fees                                                            45,372
Professional fees                                                                  43,877
Insurance expense                                                                  10,807
Directors' fees                                                                     7,583
Custody and accounting                                                              5,644
Other expenses                                                                      2,877
                                                                                  861,365
Less: Fee waiver and expense reimbursements from investment advisor              (434,027)
Net expenses                                                                      427,338
Net investment income                                                             205,540
Net realized gain from investment activities                                        1,428
Net increase in net assets resulting from operations                          $   206,968

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED
                                                                                 FEBRUARY 29 OR 28,
                                                                         --------------------------------
                                                                               2004             2003
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                    $      205,540    $      233,683
Net realized gain from investment activities                                      1,428                --
Net increase in net assets resulting from operations                            206,968           233,683
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Class A                                                  (162,878)         (169,398)
Net investment income-Class B                                                   (34,529)          (45,677)
Net investment income-Class C                                                    (8,133)          (18,608)
                                                                               (205,540)         (233,683)
Net increase (decrease) in net assets from
  capital share transactions                                                (41,651,734)       11,568,194
Net increase (decrease) in net assets                                       (41,650,306)       11,568,194
NET ASSETS:
Beginning of year                                                            75,451,866        63,883,672
End of year                                                              $   33,801,560    $   75,451,866

                 See accompanying notes to financial statements

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the

Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which accrues daily and is paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 29, 2004, the Fund did not owe UBS Global AM for investment advisory and administration fees.

For the year ended February 29, 2004, UBS Global AM voluntarily waived $282,224 of its investment advisory and administration fees and reimbursed the Fund $151,803 in expenses. At February 29, 2004, UBS Global AM owed the Fund $4,101 for fee waivers and expense reimbursements.

DISTRIBUTION AND SERVICE PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 29, 2004, the Fund owed UBS Global AM $14,484 in distribution and service fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended February 29, 2004, it earned $68,227 in sales charges.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended February 29, 2004, the Fund earned $1,101 for lending securities. The Fund's lending agent was UBS Securities LLC. UBS Securities LLC earned $371 in compensation as its lending agent. At February 29, 2004, the Fund did not owe UBS Securities LLC in compensation.

At February 29, 2004, the Fund had no securities on loan.

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc. provided transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the year ended February 29, 2004, UBS Financial Services Inc. received from PFPC, not the Fund, 53% of the total transfer agency and related services fees paid by the Fund to PFPC. For the year ended February 29, 2004, the Fund accrued $31,340, $35,600 and $14,884 in transfer agency and related services fees on Class A, Class B and Class C shares, respectively.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At February 29, 2004, the amounts payable for Fund shares repurchased, payable for investments purchased, dividends payable, and other accrued expenses excluding investment advisory and administration fees and distribution and service fees were $436,265, $300,000, $1,331, and $51,508, respectively.

At February 29, 2004, the components of net assets were as follows:

Accumulated paid-in capital                                  $  33,794,243
Accumulated net realized gain                                        7,317
Total net assets                                             $  33,801,560

FEDERAL TAX STATUS

The Fund intends to distribute all of its net income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended February 29, 2004 and February 28, 2003 was ordinary income.

At February 29, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                     CLASS A                          CLASS B
                            --------------------------       ---------------------------
                              FOR THE YEARS ENDED               FOR THE YEARS ENDED
                                FEBRUARY 29 & 28,                 FEBRUARY 29 & 28,
                            --------------------------       ---------------------------
                                2004           2003             2004            2003
                            ------------------------------------------------------------
Shares sold                  53,022,238     43,040,699         9,011,344     38,438,465
Shares repurchased          (70,193,210)   (45,127,146)      (27,532,823)   (23,602,417)
Shares converted from
  Class B to Class A          5,231,390      2,437,851        (5,231,390)    (2,437,851)
Dividends reinvested            149,726        158,005            30,829         42,152
Net increase (decrease)
  in shares outstanding     (11,789,856)       509,409       (23,722,040)    12,440,349

                                    CLASS C
                            --------------------------
                               FOR THE YEARS ENDED
                                FEBRUARY 29 & 28,
                            --------------------------
                               2004            2003
                            --------------------------
Shares sold                   5,041,749      15,329,996
Shares repurchased          (11,189,257)    (16,728,548)
Shares converted from
  Class B to Class A                 --              --
Dividends reinvested              7,670          16,988
Net increase (decrease)
  in shares outstanding      (6,139,838)     (1,381,564)

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                                     CLASS A
                               -----------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                               -----------------------------------------------------------------------------------
                                   2004             2003               2002              2001            2000
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR            $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
Net investment income                0.007             0.007             0.023             0.053             0.042
Net realized gains from
investment activities                0.000*               --                --                --                --
Dividends from net
  investment income                 (0.007)           (0.007)           (0.023)           (0.053)           (0.042)
NET ASSET VALUE,
  END OF YEAR                  $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
TOTAL INVESTMENT RETURN(1)            0.67%            0.66%             2.36%             5.45%             4.32%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)              $    15,396       $    27,185       $    26,676       $    38,533       $    24,236
Expenses to average net
  assets, net of fee
  waivers and expense
  reimbursements
  from advisor                        0.46%             1.01%             1.05%             1.07%             1.04%
Expenses to average net
  assets, before fee
  waivers and expense
  reimbursements
  from advisor                        1.23%             1.21%             1.06%             1.07%             1.04%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  from advisor                        0.67%             0.66%             2.37%             5.35%             4.31%
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  from advisor                       (0.10)%            0.46%             2.36%             5.35%             4.31%

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

*    Represents less than $0.005.

                                                                     CLASS B
                               -----------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                               -----------------------------------------------------------------------------------
                                   2004             2003               2002              2001            2000
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR            $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
Net investment income                0.001             0.002             0.018             0.048             0.037
Net realized gains from
  investment activities              0.000*               --                --                --                --
Dividends from net
  investment income                 (0.001)           (0.002)           (0.018)           (0.048)           (0.037)
NET ASSET VALUE,
  END OF YEAR                  $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
TOTAL INVESTMENT RETURN(1)            0.15%             0.16%             1.84%             4.94%             3.80%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)              $    13,227       $    36,948       $    24,508       $    24,231       $    57,003
Expenses to average net
  assets, net of fee
  waivers and expense
  reimbursements
  from advisor                        0.98%             1.49%             1.56%             1.55%             1.50%
Expenses to average net
  assets, before fee
  waivers and expense
  reimbursements
  from advisor                        1.74%             1.69%             1.58%             1.55%             1.50%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  from advisor                        0.14%             0.15%             1.82%             4.84%             3.91%
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  from advisor                       (0.62)%           (0.05)%            1.80%             4.84%             3.91%

                                                                     CLASS C
                               -----------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                               -----------------------------------------------------------------------------------
                                   2004             2003               2002              2001            2000
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR            $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
Net investment income                0.001             0.002             0.018             0.048             0.037
Net realized gains from
  investment activities              0.000*               --                --                --                --
Dividends from net
  investment income                 (0.001)           (0.002)           (0.018)           (0.048)           (0.037)
NET ASSET VALUE,
  END OF YEAR                  $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
TOTAL INVESTMENT RETURN(1)            0.10%             0.15%             1.85%             4.95%             3.81%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)              $     5,179       $    11,319       $    12,700       $    13,282       $    13,418
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  from advisor                        1.02%             1.52%             1.55%             1.55%             1.53%
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  from advisor                        1.79%             1.71%             1.57%             1.55%             1.53%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  from advisor                        0.10%             0.15%             1.86%             4.88%             3.79%
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  from advisor                       (0.67)%           (0.04)%            1.84%             4.88%             3.79%

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

*    Represents less than $0.005.

UBS MONEY MARKET FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Directors and Shareholders of UBS Money Market Fund

We have audited the accompanying statement of net assets for the UBS Money Market Fund, as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended February 28, 2001, were audited by another auditor whose report dated April 17, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Money Market Fund at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
March 31, 2004

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director or Officer.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED DIRECTOR

                                             TERM OF
                                           OFFICE+ AND
                             POSITION(S)    LENGTH OF
NAME, ADDRESS,                HELD WITH       TIME             PRINCIPAL OCCUPATION(S)
   AND AGE                       FUND        SERVED             DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;       Director     Since 1998     Mrs. Alexander is retired. She was an
57                                                       executive vice president of UBS Financial
                                                         Services Inc. (March 1984 to December
                                                         2002). She was chief executive officer
                                                         (from January 1995 to October 2000), a
                                                         director (from January 1995 to September
                                                         2001) and chairman (from March 1999 to
                                                         September 2001) of UBS Global AM (formerly
                                                         known as Mitchell Hutchins Asset Management
                                                         Inc.).

                NUMBER OF
        PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
           OVERSEEN BY DIRECTOR                                  HELD BY DIRECTOR
---------------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee                  None
of 17 investment companies (consisting
of 37 portfolios) for which UBS Global
AM or one of its affiliates serves as
investment advisor, sub-advisor or manager.

INDEPENDENT DIRECTORS

                                             TERM OF
                                           OFFICE+ AND
                             POSITION(S)   LENGTH OF
     NAME, ADDRESS,           HELD WITH       TIME                   PRINCIPAL OCCUPATION(S)
       AND AGE                   FUND        SERVED                   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68     Director     Since 1998     Mr. Armstrong is chairman and principal of
c/o Willkie, Farr &                                      R.Q.A. Enterprises (management consulting
Gallagher LLP                                            firm) (since April 1991 and principal
787 Seventh Avenue                                       occupation since March 1995).
New York, NY 10019-6099

David J. Beaubien; 69        Director     Since 2001     Mr. Beaubien is retired (since 2003). He
84 Doane Road                                            was chairman of Yankee Environmental
Ware, MA 01082                                           Systems, Inc., a manufacturer of
                                                         meteorological measuring systems (since
                                                         1991).

Richard R. Burt; 57          Director     Since 1998     Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania                                        (international information and security
Ave., N.W.                                               firm) and IEP Advisors (international
Washington,                                              investments and consulting firm).
D.C. 20004

Meyer Feldberg; 62           Director     Since 1998     Mr. Feldberg is Dean and Professor of
Columbia University                                      Management of the Graduate School of
101 Uris Hall                                            Business, Columbia University (since 1989).
New York,
New York 10027

                   NUMBER OF
           PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
              OVERSEEN BY DIRECTOR                                  HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 17             None
investment companies (consisting of 37 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or manager.

Mr. Beaubien is a director or trustee of 17              Mr. Beaubien is also a director of
investment companies (consisting of 37 portfolios)       IEC Electronics, Inc., a manufacturer
for which UBS Global AM or one of its affiliates         of electronic assemblies.
serves as investment advisor, sub-advisor or manager.

Mr. Burt is a director or trustee of 17 investment       Mr. Burt is also a director of Hollinger
companies (consisting of 37 portfolios) for which UBS    International, Inc. (publishing), HCL
Global AM or one of its affiliates serves as             Technologies, Ltd. (software and
investment advisor, sub-advisor or manager.              information technologies), The Central
                                                         European Fund, Inc., The Germany Fund, Inc.,
                                                         IGT, Inc. (provides technology to gaming and
                                                         wagering industry) and chairman of Weirton
                                                         Steel Corp. (makes and finishes steel
                                                         products). He is also a director or trustee
                                                         of funds in the Scudder Mutual Funds Family
                                                         (consisting of 47 portfolios).

Dean Feldberg is a director or trustee of 31             Dean Feldberg is also a director of Primedia
investment companies (consisting of 51 portfolios)       Inc. (publishing), Federated Department
for which UBS Global AM or one of its affiliates         Stores, Inc. (operator of department
serves as investment advisor, sub-advisor or manager.    stores), Revlon, Inc. (cosmetics), Select
                                                         Medical Inc. (healthcare services) and
                                                         SAPPI, Ltd. (producer of paper).

                                             TERM OF
                                           OFFICE+ AND
                             POSITION(S)   LENGTH OF
     NAME, ADDRESS,           HELD WITH       TIME                   PRINCIPAL OCCUPATION(S)
       AND AGE                   FUND        SERVED                    DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Carl W. Schafer; 68          Director     Since 1998     Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                    Foundation (charitable foundation)
#1100                                                    (since 1990).
Princeton, NJ 08542


William D. White; 70         Director     Since 2001     Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972

                   NUMBER OF
           PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
              OVERSEEN BY DIRECTOR                                  HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------
Mr. Schafer is a director or trustee of 17               Mr. Schafer is also a director of
investment companies (consisting of 37                   Labor Ready, Inc. (temporary employment),
portfolios) for which UBS Global AM                      Guardian Life Insurance Company Mutual
or one of its affiliates serves as                       Funds (consisting of 25 portfolios), the
investment advisor, sub-advisor or manager.              Harding, Loevner Funds (consisting of three
                                                         portfolios), E.I.I. Realty Securities Trust
                                                         (investment company) and Frontier Oil
                                                         Corporation.

Mr. White is a director or trustee of 17 investment      None
companies (consisting of 37 portfolios) for which UBS
Global AM or one of its affiliates serves as
investment advisor, sub-advisor or manager.

OFFICERS

                                             TERM OF                    PRINCIPAL OCCUPATION(S)
                                           OFFICE+ AND                    DURING PAST 5 YEARS;
                             POSITION(S)   LENGTH OF                    NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,           HELD WITH       TIME                   FUND COMPLEX FOR WHICH PERSON
       AND AGE                   FUND        SERVED                       SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
W. Douglas Beck*;            Vice         Since 2003     Mr. Beck is an executive director and
37                           President                   head of mutual fund product management of
                                                         UBS Global AM (since 2002). From March 1998
                                                         to November 2002, he held various positions
                                                         at Merrill Lynch, the most recent being
                                                         first vice president and co-manager of the
                                                         managed solutions group. Mr. Beck is vice
                                                         president of 20 investment companies
                                                         (consisting of 78 portfolios) for which UBS
                                                         Global AM or one of its affiliates serves
                                                         as investment advisor, sub-advisor or
                                                         manager.

Thomas Disbrow*;             Vice         Since 2000     Mr. Disbrow is a director and a senior
38                           President                   manager of the mutual fund finance
                             and                         department of UBS Global AM. Prior to
                             Assistant                   November 1999, he was a vice president of
                             Treasurer                   Zweig/Glaser Advisers. Mr. Disbrow is a
                                                         vice president and assistant treasurer of
                                                         17 investment companies (consisting of 37
                                                         portfolios) for which UBS Global AM or one
                                                         of its affiliates serves as investment
                                                         advisor, sub-advisor or manager.

Amy R. Doberman*;            Vice         Since 2000     Ms. Doberman is a managing director
42                           President                   and general counsel of UBS Global AM. From
                             and                         December 1997 through July 2000, she was
                             Secretary                   general counsel of Aeltus Investment
                                                         Management, Inc. Ms. Doberman is vice
                                                         president and assistant secretary of five
                                                         investment companies (consisting of 44
                                                         portfolios) and vice president and
                                                         secretary of 17 investment companies
                                                         (consisting of 37 portfolios) for which UBS
                                                         Global AM or one of its affiliates serves
                                                         as investment advisor, sub-advisor or
                                                         manager.

                                             TERM OF                  PRINCIPAL OCCUPATION(S)
                                           OFFICE+ AND                  DURING PAST 5 YEARS;
                             POSITION(S)   LENGTH OF                  NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,           HELD WITH       TIME                 FUND COMPLEX FOR WHICH PERSON
       AND AGE                   FUND        SERVED                     SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------
David M. Goldenberg*;        Vice         Since 2002     Mr. Goldenberg is an executive director
37                           President                   and deputy general counsel of UBS Global AM.
                             and                         From 2000 to 2002 he was director, legal
                             Assistant                   affairs at Lazard Asset Management. Mr.
                             Secretary                   Goldenberg served in various capacities,
                                                         including most recently as global director
                                                         of compliance at SSB Citi Asset Management
                                                         Group from 1996 to 2000. Mr. Goldenberg is
                                                         a vice president and secretary of five
                                                         investment companies (consisting of 44
                                                         portfolios) and a vice president and
                                                         assistant secretary of 17 investment
                                                         companies (consisting of 37 portfolios) for
                                                         which UBS Global AM or one of its
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Michael H.                   Vice         Since 1998     Mr. Markowitz is a managing director,
Markowitz**;                 President                   portfolio manager and head of U.S. short
39                                                       duration fixed income of UBS Global AM. He
                                                         is also a managing director and portfolio
                                                         manager of UBS Global Asset Management
                                                         (Americas) Inc., an affiliate of UBS Global
                                                         AM. Mr. Markowitz is a vice president of
                                                         five investment companies (consisting of 25
                                                         portfolios) for which UBS Global AM or one
                                                         of its affiliates serves as investment
                                                         advisor, sub-advisor or manager.

Paul H. Schubert*;           Vice         Since 1998     Mr. Schubert is an executive director and head
41                           President                   of the Mutual Fund Services at UBS Global AM.
                             and                         Mr. Schubert is treasurer and principal
                             Treasurer                   accounting officer of three investment
                                                         companies (consisting of 41 portfolios), a
                                                         vice president and treasurer of 18
                                                         investment companies (consisting of 38
                                                         portfolios), and treasurer and chief
                                                         financial officer of one investment company
                                                         (consisting of two portfolios) for which
                                                         UBS Global AM or one of its affiliates
                                                         serves as investment advisor, sub-advisor
                                                         or manager.

                                             TERM OF                 PRINCIPAL OCCUPATION(S)
                                           OFFICE+ AND                 DURING PAST 5 YEARS;
                             POSITION(S)   LENGTH OF                 NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,           HELD WITH       TIME                FUND COMPLEX FOR WHICH PERSON
       AND AGE                   FUND        SERVED                    SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;           President    Since 2003     Mr. Varnas is a managing director (since
36                                                       March 2003), global head of information
                                                         technology and operations (since March 2004)
                                                         and head of product management-America
                                                         (since November 2002) of UBS Global AM. He
                                                         was head of technology of USB Global AM
                                                         from November 2002 to March 2004. From 2000
                                                         to 2001, he was manager of product
                                                         development in Investment Consulting
                                                         Services at UBS Financial Services Inc. Mr.
                                                         Varnas was a senior analyst in the Global
                                                         Securities Research and Economics Group at
                                                         Merrill Lynch from 1995 to 1999. Mr. Varnas
                                                         is president of 21 investment companies
                                                         (consisting of 79 portfolios) for which UBS
                                                         Global AM or one of its affiliates serves
                                                         as investment advisor, sub-advisor or
                                                         manager.

Keith A. Weller*;            Vice         Since 1998     Mr. Weller is a director and senior associate
42                           President                   general counsel of UBS Global AM. Mr.
                             and                         Weller is a vice president and assistant
                             Assistant                   secretary of 17 investment companies
                             Secretary                   (consisting of 37 portfolios) for which UBS
                                                         Global AM or one of its affiliates serves
                                                         as investment advisor, sub-advisor or
                                                         manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

 + Each Director holds office for an indefinite term. Each Director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Directors and serve at the pleasure of the Board.

++ Mrs. Alexander is an "interested person" of the Fund as defined in the Investment Company Act by virtue of her or former position with UBS Global AM and/or any of its affiliates.

DIRECTORS

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]

UBS GLOBAL ASSET MANAGEMENT (US) INC.                                Presorted
51 West 52nd Street                                                  Standard
New York, NY 10019-6114                                            U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                     Permit 700

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR: Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  AUDIT FEES:

          For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant are shown in the table below:

                                                    2004                 2003
                                                    ----                 ----
          UBS Master Series, Inc.                 $18,100              $18,000

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2003 Form N-SAR filing) and registration statement consents.

     (b)  AUDIT-RELATED FEES:

          In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                  2004*                2003*
                                                  -----                -----
          UBS Master Series, Inc.                 $3,617               $8,175

          * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the audit-related category are those associated with
          (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2003 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. to assist the directors in their annual advisory/administration contract and service/distribution plan reviews for calendar year 2003 and 2002 and
          (4) compliance review for the registrant's fiscal year ended 2003.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)  TAX FEES:

          In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant is shown in the table below:

                                                   2004*               2003*
                                                   -----               -----
          UBS Master Series, Inc.                 $9,800               $6,645

          * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance and tax return preparation.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)  ALL OTHER FEES:

          In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant is shown in the table below:

                                                  2004                 2003
                                                  ----                 ----
          UBS Master Series, Inc.                 $  0                 $  0

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)  (1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:

               The registrant's Audit and Contract Review Committee ("audit committee") has adopted an "Audit and Contract Review Committee Charter (Amended and Restated as of May 8, 2003)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                    The [audit ]Committee shall:

                    ...

                    2. Pre-approve (a) all audit and permissible non-audit services(2) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).

                    ----------
                           (2) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                           (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                           Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               AUDIT-RELATED FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

               TAX FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

               ALL OTHER FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

     (f) According to E&Y for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                  2004
                                                  ----
          UBS Master Series, Inc.                 0%

     (g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by E&Y of $3,305,580 and $3,407,228 for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                     2004                  2003
                                                     ----                  ----
          Covered Services                        $   13,417            $   14,820
          Non-Covered Services                     3,292,163             3,392,408

     (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  May 7, 2004
       -----------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  May 7, 2004
       -----------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  May 7, 2004
       -----------